Stockholders' Equity (Details Textual)								1 Months Ended							3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 13, 2017 USD ($) $ / shares shares	Jan. 03, 2017 USD ($) shares	Jul. 25, 2016 USD ($) $ / shares shares	Apr. 11, 2016 USD ($) $ / shares shares	Dec. 08, 2015 USD ($) shares	Aug. 04, 2015 USD ($) $ / shares shares	Apr. 24, 2015 USD ($) $ / shares shares	Jul. 19, 2017	Mar. 28, 2017 USD ($) shares	Jul. 30, 2016 $ / shares	Jul. 25, 2016 USD ($) $ / shares shares	Jul. 22, 2016 USD ($)	Oct. 21, 2015 USD ($) $ / shares shares	Jul. 27, 2015 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 08, 2015 USD ($)	Sep. 30, 2017 USD ($) NonExecutiveDirectors $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) NonExecutiveDirectors $ / shares shares	Dec. 31, 2015 USD ($) NonExecutiveDirectors NonExecutiveEmployees $ / shares shares	Feb. 12, 2016 $ / shares	Dec. 28, 2015 USD ($)	Dec. 31, 2014 $ / shares shares	Sep. 15, 2014 $ / shares	Sep. 10, 2014 $ / shares	Jan. 13, 2014 $ / shares
Common stock issued | shares																		16,069,477		7,379,924	4,442,528
Common stock, par value | $ / shares																		$ 0.0001		$ 0.0001	$ 0.0001
Gross proceeds from Issuance of common stock																		$ 3,069,940			$ 5,114,353
Proceeds from warrant exercises																			50,000		650,000
Inducement expense																					755,000
Secured promissory note			$ 15,000,000								$ 15,000,000
Additional paid-in capital																		$ 47,454,771		33,204,943	22,787,762
Shares issued under stock incentive plan, shares | shares																		737,992
Stock issued for services rendered, shares | shares		6,000	157,480						27,500
Stock issued for services rendered		$ 16,680							$ 52,250											619,254	2,381,961
Expenses related to restricted stock awards																		$ 614,655
Debt issuance costs			$ 1,357,356															365,000		1,357,356
Amortization of debt discount																		$ 1,448,506	$ 515,032	648,365	$ 1,093,371
Convertible notes payable, maturity date			Sep. 23, 2016									Sep. 22, 2016									Dec. 08, 2016
Proceeds from convertible notes payable																					$ 2,962,304
Common stock conversion price | $ / shares																					$ 2.50
Aggregate purchase price of senior secured convertible notes												$ 2,500,000
Preferred stock, par value | $ / shares																		$ 0.0001		$ 0.0001	$ 0.0001
Other long-term assets																				$ 900,000
Common stock and warrants issued to acquire Logic Mark																				$ 900,000
Debt instrument, description								(i) an aggregate principal amount of $594,408 of secured subordinated convertible promissory notes of the Company (the "July 2017 Notes") due in July 2018, and (ii) warrants exercisable into 297,202 shares of Common Stock (the "July 2017 Warrants"). The July 2017 Notes are convertible into shares of Common Stock at a conversion price of $2.00 per share and the July 2017 Warrants are exercisable into shares of Common Stock with a five year term and an exercise price of $2.00 per share.
Minimum ownership percentage of voting stock																		50.00%
Common stock voting rights																		One (1) share of Series C Preferred Stock shall carry the same voting rights as one (1) share of Common Stock.
Series A Preferred Stock [Member]
Preferred stock, par value | $ / shares																		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock dividend															$ 0			$ 34,884
Conversion of Series A Preferred stock and dividends into shares of common stock																		$ 338,749
Conversion of Series A Preferred stock and dividends into shares of common stock, Shares | shares																		211,424
Preferred stock dividend into shares | shares															130,259			159,219
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares																		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock dividend															$ 71,875			$ 634,375
Conversion of Series A Preferred stock and dividends into shares of common stock																		$ 6,075,000
Conversion of Series A Preferred stock and dividends into shares of common stock, Shares | shares																		4,500,000
Preferred stock dividend into shares | shares															762,097			3,106,802
Series C Preferred Stock [Member]
Cumulative dividends rate																		5.00%
Preferred stock dividend															$ 25,205			$ 35,890
8% Convertible Notes [Member]
Inducement expense																$ 100,000
Secured promissory note														$ 200,000
Convertible notes payable, maturity date														Sep. 11, 2015
Proceeds from convertible notes payable														$ 200,000
Convertible notes bear interest														8.00%
Convertible debt principal amount														$ 222,222
Maximum interest rate for convertible notes payable														24.00%
Common stock conversion price | $ / shares						$ 35.00								$ 35.00
Share price per share | $ / shares						17.50
Equity offering price | $ / shares						17.50
Debt instrument, description														If such prepayment was made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company would pay an amount in cash equal to 109% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment was made, the Company would pay an amount in cash equal to 114% of the sum of the then outstanding principal amount of the note and interest.
Non Executive Employees [Member]
Restricted shares issued | shares																		622,507
Shares issued under stock incentive plan																		$ 1,067,231
Discretionary management and employee bonus expense																		$ 700,000
Stock issued for services rendered, shares | shares																		119,800
Stock issued for services rendered																		$ 240,535
Restricted shares vesting period, description																		The vesting period for these restricted shares of common stock is twelve months.
Stock Compensation Plan [Member]
Common stock issued | shares																		437,384
Common stock voting rights																		The maximum aggregate number of shares of common stock that may be issued under the 2017 SIP, including stock awards, stock issued to directors for serving on the Company's board, and stock appreciation rights, is limited to 10% of the shares of Common Stock outstanding on the first business or trading day of any fiscal year, which is at January 1, 2018; provided that for fiscal year 2017, 1,500,000 shares of Common Stock may be delivered to participants under the 2017 SIP.
April Purchase Agreement [Member]
Secured promissory note					$ 500,000		$ 1,575,000										$ 500,000						$ 350,000
Convertible notes bear interest per annum							6.00%
Debt issuance costs							$ 93,500
Fair value of class A and B Warrants							860,000
Beneficial conversion feature							715,000
Amortization of debt discount							1,575,000										983,836
Proceeds from convertible notes payable							$ 1,481,500
Convertible debt principal amount					2,134,850												2,134,850
Common stock conversion price | $ / shares							$ 25.20															$ 2.35
April Purchase Agreement [Member] | Series A Preferred Stock [Member]
Shares purchased | shares							46,875
Conversion of Series A Preferred stock and dividends into shares of common stock																				$ 2,662,794
Conversion of Series A Preferred stock and dividends into shares of common stock, Shares | shares																				834,718
April Purchase Agreement [Member] | Series B Preferred Stock [Member]
Shares purchased | shares							46,875
December Purchase Agreement [Member]
Derivative liability					912,330												912,330
Amortization of debt discount																					$ 109,535
Convertible debt principal amount					$ 1,500,000												1,500,000
Debt instrument, description					85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days at the option of the Company.
Common Stock [Member]
Common stock issued | shares																								50,000
Shares purchased | shares																				1,601,905	140,000
Stock issued for services rendered, shares | shares																				204,553	254,147
Stock issued for services rendered																				$ 21	$ 25
Common stock and warrants issued to acquire Logic Mark																				$ 8
Warrants [Member]
Number of warrants | shares																		3,926,251		1,829,049	761,549			362,978
Number of warrants exercised | shares																				157,480	32,500
Issuance of stock price per share | $ / shares	$ 1.42
Warrant exercise price | $ / shares																				$ 12.00	$ 22.60			$ 28.00
Share price per share | $ / shares	$ 3.00
Conversion of Series A Preferred stock and dividends into shares of common stock, Shares | shares																			1,319,049
Warrants intrinsic value																		$ 0
Warrants remaining life term																		4 years 5 months 6 days
Warrants [Member] | Maximum [Member]
Warrant exercise price | $ / shares																		$ 6.54
Warrants [Member] | Minimum [Member]
Warrant exercise price | $ / shares																		$ 4.043
Purchasers [Member] | Warrants [Member]
Warrant exercise price | $ / shares																											$ 3.25
June Purchasers [Member] | Common Stock [Member]
Warrant exercise price | $ / shares																										$ 20.00
Warrant term																				5 years
June Purchasers [Member] | Warrants [Member]
Warrant exercise price | $ / shares																										$ 20.00
August Purchasers [Member]
Warrants issued to purchase common stock | shares																				50,000
Public Offering [Member]
Warrant exercise price | $ / shares																									$ 3.288
August 2015 Public Offering and Private Placement [Member]
Warrant exercise price | $ / shares						$ 23.50
August 2015 Offerings [Member]
Aggregate purchase price of common stock						$ 3,012,500
Issuance of common stock, shares | shares						172,143
Issuance of stock price per share | $ / shares						$ 17.50
August 2015 Offerings [Member] | Warrant Purchase Agreement [Member]
Warrants issued to purchase common stock | shares						86,072
Common stock price per warrant | $ / shares						$ 0.0000001
Warrant purchase agreement, description						Each August 2015 Warrant shall be initially exercisable on the six (6) month anniversary of the issuance date an exercise price equal to $23.50 per share and have a term of exercise equal to five (5) years from the date on which first exercisable.
October 2015 Public Offering [Member]
Issuance of stock price per share | $ / shares													$ 7.00
Number of common stock issued | shares													150,000
Gross proceeds from public offering													$ 1,050,000
December 2015 Private Placement [Member]
Number of common stock issued | shares					90,000
December 2015 Private Placement [Member] | Senior Secured Convertible Notes [Member]
Secured promissory note					$ 1,500,000												$ 1,500,000
Interest rate					8.00%												8.00%
April 2016 Offering [Member] | Series A Preferred Stock [Member]
Issuance of stock price per share | $ / shares				$ 1.00
Number of common stock issued | shares				2,500,000
Preferred stock, par value | $ / shares				$ 0.0001
Cumulative dividends rate				25.00%
Preferred stock dividend				$ 230,225																$ 590,116
Payable of agent fees and other estimated offering expenses				2,500,000
Stock issuance cost
July 2016 Offering [Member] | Series B Preferred Stock [Member]
Issuance of stock price per share | $ / shares			$ 1.00								$ 1.00
Warrants issued to purchase common stock | shares											562,500
Common stock conversion price | $ / shares			4.00								$ 4.00
Warrant exercise price | $ / shares										$ 7.50
Warrant term										5 years
Number of common stock issued | shares											4,500,000
Preferred stock, par value | $ / shares			$ 0.0001								$ 0.0001
Cumulative dividends rate										25.00%
Preferred stock dividend																				490,625
Payable of agent fees and other estimated offering expenses											$ 4,500,000
Stock issuance cost			$ 410,000								$ 410,000
July 2017 Offerings [Member]
Stock issued for services rendered, shares | shares	2,170,000
Issuance of stock price per share | $ / shares	$ 1.43
Warrants issued to purchase common stock | shares	230,000
Expense payable	$ 3,429,700
Private placement [Member]
Issuance of stock price per share | $ / shares	$ 2.00
Warrants issued to purchase common stock | shares	1,800,000
Warrant purchase agreement, description	The warrants will be exercisable beginning on the six (6) month anniversary of the date of issuance, at an exercise price of $2.00 per share and will expire on the fifth anniversary of the initial exercise date.
January 13, 2014 offering [Member]
Closing balance of private offering																				1,000,000
Exercised oversubscription amount in offering																				$ 350,000
Common stock issued | shares																				4,154
Common stock, par value | $ / shares																				$ 0.0001
Stock sold in private offering, warrant shares | shares																				135,000
Common stock exercise price | $ / shares																				$ 32.50
Proceeds from private offering																				$ 45,000
Aggregate purchase price of common stock																				$ 1,350,000
January 13, 2014 offering [Member] | Purchasers [Member]
Common stock issued | shares																				41,539
Common stock, par value | $ / shares																				$ 0.0001
Securities Purchase Agreement [Member] | Class Warrant [Member]
Warrant exercise price | $ / shares							$ 3.02
Securities Purchase Agreement [Member] | Class B Warrant [Member]
Warrant exercise price | $ / shares							$ 5
Securities Purchase Agreement [Member] | July 2015 Private Placement [Member] | 8% Convertible Notes [Member]
Debt instrument, description																				On July 27, 2015, the Company entered into a securities purchase agreement with accredited investors (the ''July Purchasers'') pursuant to which the Company sold an aggregate of $222,222 in principal amount of the 8% Original Issue Discount Convertible Notes (the ''8% Convertible Notes'') for an aggregate purchase price of $200,000. The Company received net proceeds of $200,000 from the sale of the 8% Convertible Notes.
December 2013 Offering [Member]
Number of warrants | shares																				45,000
January 2014 Offering [Member]
Number of warrants | shares																				90,000
Long-Term Stock Incentive Plan [Member]
Long-term stock incentive plan, description																		The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company's board, and stock appreciation rights, is limited to 10% of the shares of Common Stock outstanding on the first business or trading day of any fiscal year, which is 737,992 at January 1, 2017.		The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards, stock issued to directors for serving on the Company's board, and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 554,054 at December 31, 2016.
Shares issued under stock incentive plan																					$ 372,000
Long-Term Stock Incentive Plan [Member] | Non Executive Director [Member]
Number of employees under stock incentive plan | NonExecutiveDirectors																		5		3
Number of non-executive employees | NonExecutiveDirectors																					3
Shares issued under stock incentive plan																		$ 260,000		$ 180,000	$ 180,000
Shares issued under stock incentive plan, shares | shares																		131,363		51,705	26,961
Long-Term Stock Incentive Plan [Member] | Executive Officer [Member]
Shares issued under stock incentive plan																		$ 400,000		$ 372,000
Shares issued under stock incentive plan, shares | shares																		237,559		60,000
Restricted shares vesting period, description																		The vesting period for these restricted shares of common stock is twelve months.
Long-Term Stock Incentive Plan [Member] | Non Executive Employees [Member]
Number of non-executive employees | NonExecutiveEmployees																					1
Shares issued under stock incentive plan																				$ 372,000	$ 147,500
Shares issued under stock incentive plan, shares | shares																				60,000	5,000
Aggregate purchase price of common stock																					$ 147,500